Share-Based Payments -Schedule of Number and Weighted-Average Exercise Price of Share Options Allocated and Expected to be Allocated (Details) - Management Board Grant	Dec. 31, 2026 € / shares	Dec. 31, 2025 € / shares	Dec. 31, 2024 € / shares	Dec. 31, 2023 € / shares	Dec. 31, 2022 € / shares	Dec. 31, 2021 € / shares	May 31, 2021 € / shares	Dec. 31, 2020 € / shares	Feb. 13, 2020 € / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share options outstanding (in shares)						391,619
Weighted-average exercise price (in euros per share)						€ 83.81
Prof. Ugur Sahin, M.D.
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share options outstanding (in shares)							17,780	101,686	97,420
Weighted-average exercise price (in euros per share)							€ 163.54	€ 10.14	€ 28.32
Prof. Ugur Sahin, M.D. | Estimated allocation date 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share options outstanding (in shares)					11,696
Weighted-average exercise price (in euros per share)					€ 229.00
Sean Marett
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share options outstanding (in shares)							7,112	33,895	38,968
Weighted-average exercise price (in euros per share)							€ 163.54	€ 10.14	€ 28.32
Sean Marett | Estimated allocation date 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share options outstanding (in shares)					3,509
Weighted-average exercise price (in euros per share)					€ 229.00
Dr. Sierk Poetting
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share options outstanding (in shares)							7,112	33,895	38,968
Weighted-average exercise price (in euros per share)							€ 163.54	€ 10.14	€ 28.32
Dr. Sierk Poetting | Estimated allocation date 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share options outstanding (in shares)					8,577
Weighted-average exercise price (in euros per share)					€ 229.00
Dr. Sierk Poetting | Estimated allocation date 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share options outstanding (in shares)				8,424
Weighted-average exercise price (in euros per share)				€ 233.16
Dr. Sierk Poetting | Estimated allocation date 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share options outstanding (in shares)			8,340
Weighted-average exercise price (in euros per share)			€ 235.52
Dr. Sierk Poetting | Estimated allocation date 2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share options outstanding (in shares)		8,177
Weighted-average exercise price (in euros per share)		€ 240.21
Dr. Sierk Poetting | Estimated allocation date 2026
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share options outstanding (in shares)	7,314
Weighted-average exercise price (in euros per share)	€ 246.18
Prof. Özlem Türeci, M.D.
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share options outstanding (in shares)							7,112	108,463	38,968
Weighted-average exercise price (in euros per share)							€ 163.54	€ 10.14	€ 28.32
Prof. Özlem Türeci, M.D. | Estimated allocation date 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share options outstanding (in shares)					1,949
Weighted-average exercise price (in euros per share)					€ 229.00
Ryan Richardson
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share options outstanding (in shares)							6,163	8,306	33,772
Weighted-average exercise price (in euros per share)							€ 163.54	€ 10.14	€ 28.32
Ryan Richardson | Estimated allocation date 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share options outstanding (in shares)					4,366
Weighted-average exercise price (in euros per share)					€ 229.00
Jens Holstein
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share options outstanding (in shares)							6,463
Weighted-average exercise price (in euros per share)							€ 164.96
Jens Holstein | Estimated allocation date 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share options outstanding (in shares)					8,577
Weighted-average exercise price (in euros per share)					€ 229.00
Jens Holstein | Estimated allocation date 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share options outstanding (in shares)				8,424
Weighted-average exercise price (in euros per share)				€ 233.16
Jens Holstein | Estimated allocation date 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share options outstanding (in shares)			8,340
Weighted-average exercise price (in euros per share)			€ 235.52
Jens Holstein | Estimated allocation date 2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share options outstanding (in shares)		4,088
Weighted-average exercise price (in euros per share)		€ 240.21